SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related party	$ 1,023
Amounts due to related parties		$ 1,665	$ 34,669
Mr Zongyi Lian [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	President and CEO of the Company	President and CEO of the Company	President and CEO of the Company
Mr Zongyi Lian [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 1,665	$ 1,802
Mr. Guangde Cai [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Former Chairman of the Company	Former Chairman of the Company
Mr. Guangde Cai [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			$ 32,867